Cover	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2024
Entity File Number	000-56477
Entity Registrant Name	HALLMARK VENTURE GROUP, INC.
Entity Central Index Key	0001331421
Entity Tax Identification Number	34-2001531
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	626 Wilshire Blvd., Suite 410,
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	877
Local Phone Number	646-4833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	HLLK
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false